NET INCOME (LOSS) PER SHARE (Tables)	6 Months Ended
Jun. 30, 2013
NET INCOME (LOSS) PER SHARE [Abstract]
Schedule of Earnings Per Share
The following table sets forth the computation of basic and diluted net loss per share:

1.	Numerator:

	Six months ended June 30,
	2013	2012
	Unaudited
Numerator for basic and diluted net loss per share -
Net loss available to
Ordinary shareholders	$(6,332)	$(2,211)

2.	Denominator (in thousands):

	Six months ended June 30,
	2013	2012
	Unaudited

Denominator for basic net loss per share -
Weighted average number of shares	41,849	41,288
Add - employee stock options, RSUs and convertible notes	*) -	*) -

Denominator for diluted net loss per share - adjusted weighted average shares assuming exercise of options	41,849	41,288

*)       Anti-dilutive